REGULATORY MATTERS (Details) (EUR €)	0 Months Ended		12 Months Ended
	May 10, 2014	Apr. 11, 2014	Dec. 31, 2014		Apr. 11, 2014	Dec. 31, 2013		Jun. 30, 2013
Regulatory Matters Textual Details [Abstract]
Capital requirements based on Bank Of Greece assessment								€ 2,185,000,000
Amount of share capital increase	2,500,000,000	2,500,000,000
Amount of certain capital action required		1,040,000,000			1,040,000,000
Min CET1 Ratio required for AQR and Stress Test						8.00%
Min CET 1 Ratio Required for Adverse Stress Test						5.50%
CET 1 Ratio required for the Adverse Dynamic Balance sheet stress test						8.90%
Stress test capital surplus						2,000,000,000
Amount of DTA			3,300,000,000
Ifrs Year End Profits Based On Regulatory Reporting Rules			€ 66,000,000
Capital ratios in accordance with the 2013 applicable regulatory framework
Common equity						10.30%
Core Tier 1						10.30%
Total						11.20%
Capital adequacy ratios according to the CRD IV transitional provisions in 2014
Common equity Tier I			13.50%	[1]
Tier 1 Capital			13.50%	[1]
Total			13.60%	[1]
Adjusted
Capital adequacy ratios according to the CRD IV transitional provisions in 2014
Common equity Tier I			13.60%	[2]		10.50%	[3]
Tier 1 Capital			13.60%	[2]		10.50%	[3]
Total			13.70%	[2]		10.60%	[3]

[1]	The December 31, 2014 figures have been calculated excluding year-end profits as per Article 26-2 of E.U. Regulation 575/2013.
[2]	The December 31, 2014 figures have been calculated including the IFRS year-end profits of EUR 66 million, based on regulatory reporting rules.
[3]	The Group's capitalratios for 2013 have been adjusted for comparability purposes in accordance with the CRD IV guidelines (E.U. Regulation 575/2013) which became effective from January 1,2014.